Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
14.	Income Taxes
Cayman Islands
The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
According to the Hong Kong regulations, Hong Kong entities are subject to a two-tiered
income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered
income
tax
rate
regime, each group of connected entities can nominate only one entity to benefit from the two-tiered
 incom
e
 tax rate. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Under the Hong Kong tax laws, the
C
ompany is exempted from the Hong Kong income tax on foreign-derived income.
China
The Company’s subsidiaries, consolidated VIEs and subsidiaries of the VIEs established in the PRC are mainly subject to statutory income tax at a rate of 25%.
Certain enterprises benefit from a preferential tax rate of 15%
under the Enterprise Income Tax (“EIT”) Law if they qualify as high and new technology enterprises (“HNTE”). Under such law, Absolute Health is qualified for HNTE status and are eligible to the preferential tax rate of

15
%
for the years ended 2021. Certain enterprises (including Puluo, Chongqing Hecheng Insurance Adjusting Co., Ltd., etc.) are qualified as “small enterprises with low profits” and thus enjoyed a preferential income tax rate of

20
% for 2021.
Composition of Income Tax Expense
The current and deferred components of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax	181	641	3,974
Deferred income tax	142,347	49,514	(224,961)

Income tax expense/(benefit)	142,528	50,155	(220,987)

Tax Reconciliation
Reconciliation between the income tax benefit computed by applying the EIT tax rate to loss before income tax and income tax expense/(benefit) were as follows:

	For the Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before income tax	(178,978)	(613,699)	(1,795,067)
Tax benefit at EIT tax rate of 25% (1)	(44,745)	(153,425)	(448,767)
Expenses not deductible for tax purposes	23,199	65,034	52,051
Research and development super deduction	(10,343)	(44,143)	(37,492)
Effect of different tax rates of subsidiaries operating in other jurisdictions	376	37,673	4,149
Effect of PRC preferential tax rates	—	—	52,502
Changes in valuation allowance	174,041	145,016	156,570

Income tax expense/(benefit)	142,528	50,155	(220,987)

(1)
The Group’s major operations during the years ended December 31, 2019, 2020 and 2021 were conducted in PRC, and thus all losses were attributable to the Group’s operations in the PRC (or foreign operation). Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2019, 2020 and 2021.

Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Deductible advertising expenses exceeding the tax limit (2)	31,351	45,438
Accrued expenses	16,504	41,458
Other deductible expenses exceeding the tax limit (2)	300	427
Provisions for the prepayments and other non-current assets	—	10,125
Operating loss carry forward	361,627	579,821
Less: valuation allowances	(390,833)	(499,090)

Total deferred tax assets	18,949	178,179

Deferred tax liabilities
Intangible assets	12,623	13,551
Contract assets	212,138	148,375
Advance from customer	19,933	17,964

Total deferred tax liabilities	244,694	179,890

	As of December 31,
	2020	2021
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets	—	11,840
Deferred tax liabilities	225,745	13,551

Movement of valuation allowance

	As of December 31,
	2020	2021
	RMB	RMB
Balance at the beginning of the year	245,817	390,833
Additions	165,581	153,780
Reversals	(20,565)	(45,523)

Balance at end of the year	390,833	499,090

(2)
Deferred income tax assets are recognized for advertising expenses and other deductible expenses that exceeds the tax deduction limit in a particular tax year to the extent that the realization of the related tax benefits through future taxable income
is probable. Advertising expenses carry-forwards are permanently available for use by the Group. Other deductible expenses (mainly charitable donations) carry forwards generally expire within 3 years.

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-
likely-than-not
that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-
than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses.
As of December 31, 2020 and 2021, the Group had net operating loss carry forward of approximately RMB 1,443,696 and RMB 2,706,859, respectively, which arose from the subsidiaries, VIEs and the VIEs’ subsidiaries established in PRC. As of December 31, 2021, the tax losses in the PRC can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE in 2021 and thereafter.
In general, the PRC tax authorities have up to five years to conduct examinations of the Group’s tax filings. As of December 31, 2021, the PRC subsidiaries’ 2017 to 2021 tax returns remain open to examination.
Uncertain Tax Positions
The Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident
legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.
In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under the double tax arrangement between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Chinese subsidiary of the Group are in accumulated loss position and will not distribute profits. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2020 and 2021.
The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2019, 2020 and 2021. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2021.